Shareholder remuneration system and earnings per share (Tables)	6 Months Ended
Jun. 30, 2021
Shareholder remuneration system and earnings per share
Schedule of shareholder remuneration	The cash remuneration paid by Banco Santander to its shareholders in the first six months of 2021 and 2020 was as follows:

	30-06-2021			30-06-2020
	% of par value	Euros per share	Amount (EUR million)	% of par value	Euros per share	Amount (EUR million)
Ordinary shares	5.50%	0.0275	477	—	—	—
Other shares (without vote, redeemable, etc.)	—	—	—	—	—	—
Total remuneration paid	5.50%	0.0275	477	—	—	—
Dividend paid out of profit	—	—	—	—	—	—
Dividend paid with a charge to reserves or share premium	5.50%	0.0275	477	—	—	—
Dividend in kind	—	—	—	—	—	—
Flexible payment	—	—	—	—	—	—
In May 2021, the Bank paid a dividend of 2.75 euro cents per share in cash for the 2020 financial year against share premium of EUR 477 million (see ECPN and Note 11), which is the maximum amount allowed under the limit set by the European Central Bank's recommendation of 15 December 2020. This payment was made in execution of the premium distribution resolution approved at the Bank's General Meeting of Shareholders held on 27 October 2020.

Earnings per share basic and diluted
Basic earnings per share for the period are calculated by dividing the net profit attributable to Grupo Santander for the six-month period adjusted by the after-tax amount relating to the remuneration of contingently convertible preference shares recognised in equity by the weighted average number of ordinary shares outstanding during the period, excluding the average number of treasury shares held in the period.
Accordingly:

	30-06-2021	30-06-2020
Profit attributable to the Parent (EUR million)	3,675	(10,798)
Remuneration of contingently convertible preferred securities (CCPS) (EUR million)	(271)	(278)
	3,404	(11,076)
Of which:
Profit or Loss from discontinued operations (non controlling interest net) (EUR million)	—	—
Profit or Loss from continuing operations (CCPS net) (EUR million)	3,404	(11,076)
Weighted average number of shares outstanding	17,309,951,841	16,598,649,355
Impact factor correction (a)	Not applicable	721,680,407
Adjusted number of shares	17,309,951,841	17,320,329,762
Basic earnings per share (euros)	0.20	(0.64)
Of which: from discontinued operations (euros)	—	—
from continuing operations (euros)	0.20	(0.64)
(a) Correction factor for the capital increase on 3 December 2020 (see note 1.e).
ii. Diluted earnings per share
Diluted earnings per share for the period are calculated by dividing the net profit attributable to Grupo Santander for the six-month period adjusted by the after-tax amount relating to the remuneration of contingently convertible preference shares recognised in equity and of perpetual liabilities contingently amortisable in their case by the weighted average number of ordinary shares outstanding during the period, excluding the average number of treasury shares and adjusted for all the dilutive effects inherent to potential ordinary shares (share options, warrants and convertible debt instruments).
Accordingly, diluted earnings per share were determined as follows:

	30-06-2021	30-06-2020
Profit attributable to the Parent (EUR million)	3,675	(10,798)
Remuneration of contingently convertible preferred securities (CCPS) (EUR million)	(271)	(278)
	3,404	(11,076)
Of which:
Profit or Loss from discontinued operations (non controlling interest net) (EUR million)	—	—
Profit or Loss from continuing operations (CCPS net) (EUR million)	3,404	(11,076)
Weighted average number of shares outstanding	17,309,951,841	16,598,649,355
Dilutive effect of options/receipt of shares	48,815,931	Not applicable
Impact factor correction (a)	Not applicable	721,680,407
Adjusted number of shares	17,358,767,772	17,320,329,762
Diluted earnings per share (euros)	0.20	(0.64)
Of which: from discontinued operations (euros)	—	—
from continuing operations (euros)	0.20	(0.64)
(a) Correction factor for the capital increase on 3 December 2020 (see note 1.e).